Segment information	6 Months Ended
Sep. 30, 2024
Disclosure of operating segments [abstract]
Segment information	Segment information
The Company has determined the operating segments based on the reports reviewed by the Chief Executive Officer (CEO), as supported by the Executive Committee (ExCom), for the purposes of allocating resources and assessing the performance of the Group.
The ExCom consists of the Senior Vice President & Global Human Resources Director; Senior Vice President of Payments; Chief Technology Officer; Chief Operating Officer - APAC and Central Europe; Chief Executive Officer (the “CEO”); General Counsel and Company Secretary; Senior Vice President Operations; Senior Vice President New Markets, Americas, Public Affairs and Chief Operating Officer Americas; Chief Operating Officer - South Europe; Chief Operating Officer - North and Central Europe and Global Accounts; Chief Financial Officer; Senior Vice President Strategy and Chief Product Officer; and Senior Vice President Marketing, Communications & Customer Value Creation.
Management considers the business from a product group perspective, hence the performance of TFS, Payments and PPS are assessed separately.
The CEO, with the support of the ExCom, assesses the performance of the operating segments based on the measures of Revenue and Adjusted EBITDA at the segment level with the adjusted EBITDA assessed after non-allocated central costs.
The measures used by the CEO to monitor the performance of the Group's operating segments do not include all costs in the IFRS consolidated income statement. Costs for central functions such as marketing, sales, technology, finance and HR, depreciation, amortization, impairment income / expense, and net finance costs are not allocated to segments. As a result, the CEO monitors the development of adjusted EBITDA presented in the consolidated management accounts.
The segment information provided to the CEO and the ExCom for the reportable segments is as follows:

Six months ended September 30, 2024
(EUR thousand)
	Note	TFS	Payments	PPS	Central Costs	Total
Revenue		193,010	43,743	12,961	—	249,714
Operating expenses (1)		(64,369)	(22,513)	(15,236)	(45,880)	(147,998)
Adjusted EBITDA		128,641	21,230	(2,275)	(45,880)	101,716
Depreciation and amortization (2)	5					(25,723)
Exceptional items (3)						(7,567)
Operating Profit						68,426

Three months ended September 30, 2024
(EUR thousand)
	Note	TFS	Payments	PPS	Central Costs	Total
Revenue		101,896	23,406	6,659	—	131,961
Operating expenses (1)		(32,283)	(11,945)	(7,642)	(21,363)	(73,233)
Adjusted EBITDA		69,613	11,461	(983)	(21,363)	58,728
Depreciation and amortization (2)	5					(13,605)
Exceptional items (3)						(3,444)
Operating Profit						41,679

Six months ended September 30, 2023
(EUR thousand)
	Note	TFS	Payments	PPS	Central Costs	Total
Revenue		154,831	39,026	13,802	—	207,659
Operating expenses (1)		(55,883)	(18,944)	(16,853)	(41,020)	(132,700)
Adjusted EBITDA		98,948	20,082	(3,051)	(41,020)	74,959
Depreciation and amortization (2)	5					(20,135)
Exceptional items (3)						(5,962)
Operating Profit						48,862

Three months ended September 30, 2023
(EUR thousand)
	Note	TFS	Payments	PPS	Central Costs	Total
Revenue		86,208	20,243	6,724	—	113,175
Operating expenses (1)		(28,444)	(9,934)	(7,825)	(19,805)	(66,008)
Adjusted EBITDA		57,764	10,309	(1,101)	(19,805)	47,167
Depreciation and amortization (2)	5					(9,998)
Exceptional items (3)						(12,674)
Operating Profit						24,495
(1) Operating expenses excluding Depreciation and Amortization and Exceptional items. For the six months ended September 30, 2024 the fixed costs amounted to EUR94.8 million (EUR84.5 million for the six months ended September 30, 2023) comprising of personnel costs of EUR61.7 million (EUR56.2 million for the six months ended September 30, 2023) and non-personnel costs of EUR33.1 million (EUR28.3 million for the six months ended September 30, 2023), whereas variable costs amounted to EUR53.2 million (EUR48.1 million for the six months ended September 30, 2023).
For the three months ended September 30, 2024 the fixed costs amounted to EUR46.1 million (EUR41.0 million for the three months ended September 30, 2023) comprising of personnel costs of EUR29.9 million (EUR26.5 million for the three months ended September 30, 2023) and non-personnel costs of EUR16.2 million (EUR14.6 million for the three months ended September 30, 2023), whereas variable costs amounted to EUR27.1 million (EUR25.0 million for the three months ended September 30, 2023).

(2) Depreciation and amortization include amortization of intangible assets acquired through business combinations.
(3) Exceptional items consist of items such as share-based payment transactions and related other expenses, the change in fair value of warrants and put options, business and corporate restructuring expenses and other exceptional items, which the Board of Directors considers as not directly related to ordinary business operations and which are not included in the assessment of management performance.